UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST

(formerly, Aquila Three Peaks High Income Fund)

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/21

Date of reporting period: 06/30/22

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report June 30, 2022

A Careful Approach to Today’s Market Challenges

August, 2022

Dear Fellow Shareholders,

The financial markets experienced significant volatility in the first half of 2022, which impacted both the equity and fixed income markets, including high-yield corporate bonds. It has resulted in an unsettling start to the year for investors. While many people realize that market gyrations are to be expected from time to time, others are concerned that recent volatility may be a sign of further challenges to come. Part of this uncertainty comes from numerous economic developments that have dominated headlines, including continued high inflation and rapidly-rising interest rates.

So, what exactly is driving the financial markets, and what can investors do to negotiate the road ahead?

Volatile Markets

Following a strong 2021, the new year was a rude awakening for all major stock indexes. By the midway point of 2022, the NASDAQ Composite Index had fallen 29.51%, the S&P 500 Index was down 20.58%, and the Dow Jones Industrial Average (“DJIA”) was down 15.31% on a year-to-date basis as of June 30, 2022. In fact, the broad-based S&P 500 closed out its most challenging first-half period to begin a calendar year since 1970. From a technical measurement perspective, this places the NASDAQ Composite and the S&P 500 in “bear market” territory, while the DJIA is said to be in a “correction.” Yet, through it all, each of the major equity indexes remain above their respective levels since before the pandemic began in 2020.

Likewise, the bond market has experienced its share of performance woes, as higher interest rates forced bond prices lower. Keep in mind that there is a direct, inverse relationship between interest rates and bond prices. As of June 30, 2022, the broad corporate bond market (as measured by the Bloomberg U.S. Aggregate Bond Index) was down 10.35% for the six month period. High-yield corporate bonds (as measured by the Bloomberg U.S. Corporate High Yield Index) had an even rougher go of it in the first half, returning -14.19% during the same period.

The Effects of High Inflation and Rising Interest Rates

Much of the markets’ volatility has been driven by a period of high inflation and rising interest rates, neither of which have historically been beneficial to stocks and bonds, at least in the short-term. Inflation in the United States (as measured by the Consumer Price Index, or “CPI”) has continued to mount, expanding to levels not experienced in more than 40 years. Meanwhile, interest rates continue to rise as well, in large part due to deliberate monetary policy action by the Federal Reserve (the “Fed”) with a goal to help quell inflation and keep U.S. economic growth in check. One of the tools the Fed has in its arsenal is to strategically increase the federal funds rate,

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which is the interest rate that banks charge each other to borrow or lend excess reserves overnight. As of the date of this writing, the Fed has implemented four rate hikes thus far in 2022, totaling 2.25% — once again, seeking to strike a balance between managing a productively thriving economy with an appropriate level of inflation. The Fed’s near-term goal is to achieve a so-called “soft landing” for the U.S. economy. Another important objective for the Fed, albeit longer-term, is to reduce its balance sheet, which has grown to an astounding $9 trillion.

Why do high inflation and rising interest rates impact the financial markets? Consider things if you will from a company’s perspective. That is, a typical organization that issues stocks and/or bonds to help fund its business operations and offer securities in the marketplace. Higher inflation and rising interest rates translate into greater operating costs for companies due to higher costs for materials, labor and resources (e.g., energy prices, such as oil and gas). As a result, these higher costs can eat into profit margins, and in turn, have a potential impact on corporate earnings, dividends, and ultimately, the prices and returns of securities issued in the financial markets.

Exactly how much further the Fed may raise interest rates this year remains to be seen. But its current “tightening” approach has taken the federal funds rate to the targeted range of 2.25%-2.5%, with the latest hikes representing the Fed’s most aggressive action since it began implementing this tool in the early 1990s. Fed Chairman Jerome Powell has indicated that, despite numerous increases, there will be a point where the Fed begins to slow the process and assess its effects.

Market Overviews

High-Yield Corporate Bonds

The effect of higher interest rates created several headwinds for the high-yield bond market in early-2022. The second quarter of the year ended with June recording its second-worst monthly total returns since the financial crisis of 2008 (as measured by the Bloomberg U.S. Corporate High Yield Index).

High-yield corporate bond spreads have widened dramatically, reaching a year-to-date high of 569 basis points (“bps”, a basis point is one hundredth of one percent) as of June 30, 2022, compared to 325 bps at the end of the previous quarter. The high-yield market has witnessed an “up-in-quality” bias, as credit spreads on CCC-rated bonds gapped out to 1,043 bps at the end of Q2, compared to significantly tighter credit spreads (625 bps) on March 31, 2022. An upside surprise in June’s Core CPI data, combined with weak consumer confidence and manufacturing data, put investors in a “risk-off” position, leading to another quarter of disappointing results in the high-yield market.

Somewhat surprisingly, a lack of new bond issuance did not give much support to the high-yield market. Lackluster supply of only $24.6 billion in Q2, likely driven by unattractive funding levels and low investor demand, produced the lowest quarterly issuance since the fourth quarter of 2018. This compares to $46.5 billion in the first quarter this year, and an average of $117 billion per quarter during the prior two years (according to JPMorgan).

It has become a bit concerning that the rampant inflation and, what many consider to be a late monetary response by the Federal Reserve, has now raised the possibility of an economic recession in the U.S. This has led to a number of market

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pundits wondering if the amount and pace of future interest rate hikes by the Fed may err on the aggressive side. Credit fundamentals generally appear to currently remain attractive, although default rates have edged higher. With the Russia/Ukraine conflict seemingly no closer to ending, food and energy prices elevated, and recessionary fears looming, the probability of the Fed executing a soft landing is, in our view, becoming increasingly remote.

Your investment management team continues to closely monitor market and economic events and take a proactive approach. As a higher yield bias is generally anticipated for the remainder of 2022, the team is seeking to maintain a relatively lower portfolio duration, while opportunistically moving up in credit quality to help mitigate any widening in credit spreads due to a potential economic downturn.

Equities

As noted above, U.S. equity markets produced negative returns across all indexes, as well as market capitalization ranges, during the second quarter of 2022. In addition to the factors referenced above, let’s discuss other key items affecting stocks.

The Russia/Ukraine conflict continues to perpetuate a humanitarian crisis, not just in Ukraine, but with negative repercussions around the world. The situation has created global food shortages due to Ukrainians being unable to harvest and ship grain from Russian-occupied ports. Europe’s energy supply has been curtailed resulting from sanctions on the Russian economy. Separately, global trade was disrupted by China’s zero-COVID lockdown policy, which caused port congestion in Shanghai and materially damaged the manufacturing supply chain. The confluence of these issues has driven elevated energy and commodity prices that has been disruptive for the market.

While the future is always uncertain, several factors support our cautious optimism for equities, including relative valuation, continued strong demand for goods and services, and current high employment rates. Mitigating these positive developments are higher energy prices, ongoing high levels of inflation, and a continuation of the Federal Reserve’s tightening cycle. We tend to believe that the upward move in oil prices is more durable than the market seems to expect due to years of underinvestment in exploration and production, along with the development of energy infrastructure.

In terms of furthering support of our investment strategy and overarching philosophy, your investment team endeavors to identify attractive investment opportunities in the securities of companies it believes are benefiting from material, positive change.

Maintaining a Long-Term Perspective

Aquila High Income Fund and Aquila Opportunity Growth Fund have a fiduciary responsibility to you, our fellow shareholders, to remain aligned with their stated investment objectives. With this fiduciary responsibility comes an inherent long-term view that must be maintained. We encourage you as individual shareholders to maintain a similar approach. Although market volatility may trigger uncertainty or fear, try to avoid making investment decisions that are emotionally-based. Rather, it is important to keep in mind your personal investment objectives and long-term financial goals.

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To help “stay the course” and maintain a long-term perspective, particularly during challenging market cycles, consider the following fundamental points:

•	Avoid emotional investment decisions – A common mistake that investors make is to allow fear or uncertainty keep them from participating in financial opportunities, rather than sticking with their intended investment plans. While you may be tempted to act (or not act) impulsively given short-term market developments, be sure to be mindful of your long-term investment objectives.
•	Focus on asset allocation and diversification – Actively managed mutual funds may play an important role in an asset allocation model and diversified portfolio. Active management involves implementing various strategies based on market expectations that may serve to reduce the impact of market volatility. For example, fixed income holdings may be adjusted by quality rating (with a goal to manage credit risk that may increase with rising rates), as well as by maturity date and coupon (thereby adjusting portfolio duration, or the sensitivity of the fund to movements in interest rates). Likewise, equity holdings may be modified in response to relative price valuations and growth expectations of certain stocks that may be held in the fund’s portfolio (in seeking to achieve the fund’s objective of capital appreciation).
•	Consult with a financial professional – It is prudent to remain focused on your individual financial goals, your time frame for achieving them, and your tolerance for risk. We generally recommend working with a financial professional to develop an asset allocation model and diversified portfolio to best address these important factors.

Aquila employs a disciplined investment and research process to its equity and high-yield strategies. Your Funds’ investment management team is deeply entrenched in their respective markets. The team remains committed to its systematic approach that not only includes detailed analysis of companies owned in the high-yield and equity strategies, but also seeks to uncover new opportunities within the high-yield corporate bond and equity markets. Our seasoned investment professionals actively manage each portfolio to identify opportunities, continually seeking to maximize return potential while mitigating market risks.

Thank you for the continued trust and confidence.

Sincerely,

Diana P. Herrmann President

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Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information therein, nor does Bloomberg make any warranty, express or implied, as to results to be obtained therefrom, and, to the maximum extent allowed by the law, Bloomberg shall not have any liability or responsibility for any injury or damages arising in connection therewith.

Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may rise or decline due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other factors, or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

Money market instruments or short-term debt securities held by a Fund for cash management or defensive purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the Fund will not earn income on the cash and the Fund’s yield will go down. If a significant amount of a Fund’s assets is used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objectives.

Aquila High Income Fund

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real

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or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Aquila Opportunity Growth Fund

The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund. Small and mid-sized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Fund’s portfolio managers think appropriate, and offer greater potential for gain and loss. The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

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PERFORMANCE REPORT

Aquila Opportunity Growth Fund

Effective August 31, 2022, the primary benchmark index for Aquila Opportunity Growth Fund will be the CRSP U.S. Mid Cap Index. The Fund believes the CRSP U.S. Mid Cap Index reflects the Fund’s investment strategy.

Below are average annual total returns for periods ended June 30, 2022 for each of the Fund’s share classes as well as the CRSP Mid Cap Index, the Russell Midcap® Index (the prior benchmark index) and the S&P 500, a secondary index.

	Average Annual Total Return for periods ended June 30, 2022
Class and Inception Date	1 Year	5 Years	10 Years	Since Inception†
Class A (commenced operations on 7/22/94)
With Maximum Sales Charge	(16.75)%	5.19%	10.62%	7.90%
Without Sales Charge	(13.06)	6.10	11.10	8.07
Class C (commenced operations on 5/01/96)
With CDSC***	(14.22)	5.37	10.32	6.83
Without CDSC	(13.65)	5.37	10.32	6.83
Class I (commenced operations on 12/01/05)
No Sales Charge	(13.01)	6.17	11.25	6.92
Class Y (commenced operations on 5/01/96)
No Sales Charge	(12.79)	6.43	11.44	7.88
Russell Midcap® Index	(17.30)	7.96	11.29	N/A*	(Class A)
				9.81	(Class C & Y)
				8.61	(Class I)
CRSP U.S. Mid Cap Index	(15.98)	8.30	11.50	N/A**	(Class A)
				N/A**	(Class C & Y)
				8.65**	(Class I)
S&P 500	(10.62)	11.31	12.96	9.98	(Class A)
				8.96	(Class C & Y)
				9.09	(Class I)

Fund total returns reflect any change in price and assume all distributions, including capital gains, were invested in additional shares. The returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares. Rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future investment results. Note the indices do not include any operating expenses nor sales charges but does reflect investment of dividends, if any.

*	Index commenced on 1/01/95.
**	Index commenced on 4/01/11. Backtesting started 7/01/01.
**	CDSC = 1% contingent deferred sales charge imposed on redemptions made within the first 12 months after purchase.
†	The Fund acquired the assets and liabilities of Aquila Opportunity Growth Fund (the “Predecessor Fund”) on October 11, 2013. As a result, the Fund is the accounting successor of the Predecessor Fund. Performance for periods prior to October 11, 2013 is the performance of the Predecessor Fund. Prior to October 14, 2010, the Predecessor Fund was known as “Aquila Rocky Mountain Equity Fund.” The Predecessor Fund’s returns prior to October 14, 2010 reflect the investment strategies and portfolio managers in effect for the Predecessor Fund. Such returns should not be considered predictive or representative of results the Fund may experience under its current strategy. A sub-adviser managed the Fund’s portfolio of investments during the period of October 14, 2010 through September 30, 2021. Aquila Investment Management LLC, Investment Adviser to the Fund, assumed the Fund’s day-to-day portfolio management responsibilities on October 1, 2021. While there was been no material change in the Fund’s overall strategy, there have been some changes in how the strategy has been implemented in managing the Fund.

1 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS JUNE 30, 2022 (unaudited)

Principal Amount	Corporate Bonds (96.2%)	Value
	Basic Industry (0.8%)
	Paper (0.8%)
	Mercer International, Inc.
$ 975,000	5.500%, 01/15/26	$ 939,812

	Brokerage Assetmanagers Exchanges (2.8%)
	LPL Holdings, Inc.
3,375,000	4.625%, 11/15/27 144A	3,151,924

	Capital Goods (6.1%)
	Aerospace/Defense (0.8%)
	TransDigm, Inc.
1,000,000	6.375%, 06/15/26	935,000

	Building Materials (1.9%)
	Builders FirstSource, Inc.
1,253,000	5.000%, 03/01/30 144A	1,061,855
	PGT Innovations, Inc.
1,366,000	4.375%, 10/01/29 144A	1,077,036
		2,138,891
	Diversified Manufacturing (2.5%)
	WESCO Distribution, Inc.
2,750,000	7.250%, 06/15/28 144A	2,719,750

	Packaging (0.9%)
	Berry Global, Inc.
1,000,000	5.625%, 07/15/27 144A	956,940
	Total Capital Goods	6,750,581

	Communications (7.5%)
	Cable Satellite (4.4%)
	DISH DBS Corp.
1,500,000	5.875%, 07/15/22	1,491,495
2,000,000	5.000%, 03/15/23	1,903,540
	Viasat, Inc.
1,800,000	5.625%, 09/15/25 144A	1,455,902
		4,850,937

2 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Communications (continued)
	Media Entertainment (2.3%)
	Nexstar Media, Inc.
$ 2,800,000	5.625%, 07/15/27 144A	$ 2,555,000

	Wirelines (0.8%)
	Level 3 Financing, Inc.
925,000	5.375%, 05/01/25	895,927
	Total Communications	8,301,864

	Consumer Cyclical (30.7%)
	Automotive (4.8%)
	Ford Holdings LLC
1,000,000	9.300%, 03/01/30	1,095,000
	Ford Motor Credit Co. LLC
1,000,000	3.096%, 05/04/23	981,445
	JB Poindexter & Co., Inc.
3,350,000	7.125%, 04/15/26 144A	3,216,000
		5,292,445
	Consumer Cyclical Services (7.6%)
	ASGN, Inc.
1,575,000	4.625%, 05/15/28 144A	1,364,422
	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,558,570
	Cushman & Wakefield
3,100,000	6.750%, 05/15/28 144A	2,879,125
	Realogy Group LLC
2,750,000	4.875%, 06/01/23 144A	2,648,566
		8,450,683
	Gaming (9.6%)
	Boyd Gaming Corp.
1,500,000	4.750%, 12/01/27	1,357,500
	Caesars Entertainment, Inc.
4,100,000	6.250%, 07/01/25 144A	3,951,293
	Churchill Downs, Inc.
1,350,000	5.500%, 04/01/27 144A	1,282,500
2,000,000	4.750%, 01/15/28 144A	1,780,000

3 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Cyclical (continued)
	Gaming (continued)
	Penn National Gaming, Inc.
$ 500,000	5.625%, 01/15/27 144A	$ 438,750
	Scientific Games International, Inc.
900,000	8.625%, 07/01/25 144A	922,590
	VICI Properties LP/VICI Note Co., Inc.
1,000,000	4.625%, 12/01/29 144A	893,955
		10,626,588
	Home Construction (1.0%)
	Century Communities, Inc.
1,175,000	6.750%, 06/01/27	1,127,072

	Leisure (2.5%)
	Live Nation Entertainment, Inc.
1,475,000	4.875%, 11/01/24 144A	1,408,625
1,550,000	4.750%, 10/15/27 144A	1,374,106
		2,782,731
	Lodging (1.1%)
	Marriott Ownership Resorts Inc.
1,450,000	4.750%, 01/15/28	1,257,724

	Restaurants (0.8%)
	Dave & Buster's, Inc.
880,000	7.625%, 11/01/25 144A	869,000

	Retailers (3.3%)
	Academy Ltd.
2,050,000	6.000%, 11/15/27 144A	1,873,188
	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	813,291
1,000,000	7.500%, 06/15/29	910,206
		3,596,685
	Total Consumer Cyclical	34,002,928

4 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Non-Cyclical (11.2%)
	Food and Beverage (3.4%)
	Performance Food Group, Inc.
$ 1,075,000	6.875%, 05/01/25 144A	$ 1,069,685
	United Natural Foods, Inc.
1,925,000	6.750%, 10/15/28 144A	1,798,992
	US Foods, Inc.
1,000,000	4.750%, 02/15/29 144A	874,190
		3,742,867
	Healthcare (4.1%)
	Avantor Funding, Inc.
1,000,000	4.625%, 07/15/28 144A	916,700
	IQVIA, Inc.
1,150,000	5.000%, 10/15/26 144A	1,095,180
	Prime Healthcare Services, Inc.
1,800,000	7.250%, 11/01/25 144A	1,536,300
	Teleflex, Inc.
1,100,000	4.250%, 06/01/28 144A	993,889
		4,542,069
	Supermarkets (3.7%)
	Albertsons Companies, Inc./Safeway, Inc.
1,325,000	4.625%, 01/15/27 144A	1,183,649
1,300,000	5.875%, 02/15/28 144A	1,215,019
	SEG Holding LLC/ SEG Finance Corp.
1,875,000	5.625%, 10/15/28 144A	1,680,188
		4,078,856
	Total Consumer Non-Cyclical	12,363,792

	Energy (9.0%)
	Independent (2.4%)
	Occidental Petroleum Corp.
2,000,000	8.500%, 07/15/27	2,200,840
	PDC Energy, Inc.
500,000	6.125%, 09/15/24	496,598
		2,697,438

5 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Energy (continued)
	Midstream (5.6%)
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
$ 1,100,000	5.750%, 04/01/25	$ 1,028,500
1,000,000	8.000%, 04/01/29 144A	928,760
	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,057,500
	New Fortress Energy, Inc.
3,300,000	6.750%, 09/15/25 144A	3,118,500
		6,133,260
	Oil Field Services (1.0%)
	USA Compression Partners LP/USA Compression Finance Corp.
1,200,000	6.875%, 04/01/26	1,091,640
	Total Energy	9,922,338

	Finance Companies (3.6%)
	Fortress Transportation and Infrastructure Investors LLC
1,950,000	6.500%, 10/01/25 144A	1,839,844
2,250,000	9.750%, 08/01/27 144A	2,199,158
	Total Finance Companies	4,039,002

	Other Financial (1.7%)
	Credit Acceptance Corp.
1,350,000	6.625%, 03/15/26	1,264,005
	The Howard Hughes Corp.
730,000	5.375%, 08/01/28 144A	611,375
	Total Other Financial	1,875,380

	Other Industrial (2.1%)
	Tutor Perini Corp.
2,900,000	6.875%, 05/01/25 144A	2,370,054

6 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	REITs (7.3%)
	Other REITs (7.3%)
	iStar, Inc.
$ 3,000,000	5.500%, 02/15/26	$ 2,811,416
	New Residential Investment Corp.
1,875,000	6.250%, 10/15/25 144A	1,632,684
	RHP Hotel Properties LP/RHP Finance Corp.
1,000,000	4.750%, 10/15/27	887,110
	Service Properties Trust
1,100,000	4.500%, 06/15/23	1,022,588
	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,735,843
	Total REITs	8,089,641

	Technology (9.1%)
	Black Knight InfoServ LLC
750,000	3.625%, 09/01/28 144A	651,615
	Camelot Finance SA
1,000,000	4.500%, 11/01/26 144A	912,099
	CDW LLC/CDW Finance Corp.
825,000	4.250%, 04/01/28	744,562
	Entegris, Inc.
1,000,000	4.375%, 04/15/28 144A	882,500
	Gartner, Inc.
1,000,000	4.500%, 07/01/28 144A	918,205
	Iron Mountain, Inc.
925,000	4.875%, 09/15/27 144A	835,784
875,000	5.250%, 03/15/28 144A	785,479
	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
875,000	4.625%, 11/01/26 144A	774,366
	SS&C Technologies, Inc.
1,825,000	5.500%, 09/30/27 144A	1,701,922
	II-VI, Inc.
1,000,000	5.000%, 12/15/29 144A	872,500
	Unisys Corp.
1,100,000	6.875%, 11/01/27 144A	960,445
	Total Technology	10,039,477

7 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Transportation (4.3%)
	Railroads (2.9%)
	Watco Companies LLC
$ 3,550,000	6.500%, 06/15/27 144A	$ 3,251,523

	Transportation Services (1.4%)
	Cargo Aircraft Management, Inc.
1,650,000	4.750%, 02/01/28 144A	1,504,701
	Total Transportation	4,756,224
	Total Corporate Bonds (cost $118,744,993)	106,603,017

Shares	Short-Term Investment (2.4%)
2,617,352	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.32%* (cost $2,617,352)		2,617,352

	Total Investments (cost $121,362,345 - note 4)	98.6%	109,220,369
	Other assets less liabilities	1.4	1,531,999
	Net Assets	100.0%	$ 110,752,368

*     The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

8 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Portfolio Distribution	Percent of Investments

Aerospace/Defense	0.9%
Automotive	5.0
Broker Assetmanagers Exchanges	3.0
Building Materials	2.0
Cable Satellite	4.5
Consumer Cyclical Services	7.9
Diversified Manufacturing	2.5
Finance Companies	3.8
Food and Beverage	3.5
Gaming	10.0
Healthcare	4.3
Home Construction	1.1
Independent	2.5
Leisure	2.6
Lodging	1.2
Media Entertainment	2.4
Midstream	5.8
Oil Field Services	1.0
Other Financial	1.8
Other Industrial	2.2
Other REITs	7.6
Packaging	0.9
Paper	0.9
Railroads	3.0
Restaurants	0.8
Retailers	3.4
Supermarkets	3.8
Technology	9.4
Transportation Services	1.4
Wirelines	0.8
100.0%

See accompanying notes to financial statements.

9 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS JUNE 30, 2022 (unaudited)

Shares	Common Stocks (98.2%)	Market Value
	Communication Services (5.1%)
	Entertainment (4.1%)
17,000	Netflix, Inc.+	$ 2,972,790
17,000	Roku, Inc.+	1,396,380
12,000	Take-Two Interactive Software, Inc.+	1,470,360
		5,839,530
	Interactive Media & Services (1.0%)
22,000	Twitter, Inc.+	822,580
18,000	ZoomInfo Technologies, Inc.+	598,320
		1,420,900
	Total Communication Services	7,260,430

	Consumer Discretionary (7.1%)
	Automobiles (1.7%)
220,000	Ford Motor Co.	2,448,600

	Hotels, Restaurants & Leisure (1.1%)
42,000	Caesars Entertainment, Inc.+	1,608,600

	Internet & Direct Marketing Retail (1.3%)
25,000	Etsy, Inc.+	1,830,250

	Leisure Products (1.6%)
106,000	Mattel, Inc.+	2,366,980

	Specialty Retail (1.4%)
26,000	Dick's Sporting Goods, Inc.	1,959,620
	Total Consumer Discretionary	10,214,050

	Consumer Staples (6.2%)
	Food & Staples Retailing (0.9%)
27,000	Kroger Co.	1,277,910

	Food Products (5.3%)
15,000	Archer-Daniels-Midland Co.	1,164,000
43,000	Campbell Soup Co.	2,066,150
30,000	Kellogg Co.	2,140,200
57,000	The Kraft Heinz Co.	2,173,980
		7,544,330
	Total Consumer Staples	8,822,240

10 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Energy (7.4%)
	Energy Equipment & Services (0.5%)
22,000	Halliburton Co.	$ 689,920

	Oil, Gas & Consumable Fuels (6.9%)
14,000	Cameco Corp.	294,280
5,000	Cheniere Energy, Inc.	665,150
25,000	Hess Corp.	2,648,500
42,000	Occidental Petroleum Corp.	2,472,960
11,000	Phillips 66	901,890
10,000	Pioneer Natural Resources Co.	2,230,800
7,000	Valero Energy Corp.	743,960
		9,957,540
	Total Energy	10,647,460

	Financials (10.4%)
	Banks (3.7%)
24,000	BankUnited, Inc.	853,680
189,000	Huntington Bancshares, Inc.	2,273,670
14,000	M&T Bank Corp.	2,231,460
		5,358,810
	Capital Markets (1.2%)
9,000	LPL Financial Holdings, Inc.	1,660,320

	Consumer Finance (0.4%)
17,000	Ally Financial, Inc.	569,670

	Insurance (4.4%)
68,000	MetLife, Inc.	4,269,720
22,000	Prudential Financial, Inc.	2,104,960
		6,374,680
	Mortgage Real Estate Investment (0.7%)
105,000	New Residential Investment Corp.	978,600
	Total Financials	14,942,080

11 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Health Care (10.4%)
	Biotechnology (1.8%)
11,000	BioMarin Pharmaceutical, Inc.+	$ 911,570
5,000	Horizon Therapeutics PLC+	398,800
7,000	Seagen, Inc.+	1,238,580
		2,548,950
	Health Care Equipment & Supplies (2.6%)
14,000	Dexcom, Inc.+	1,043,420
26,000	Zimmer Biomet Holdings, Inc.	2,731,560
		3,774,980
	Health Care Providers & Services (2.3%)
18,000	Guardant Health, Inc.+	726,120
8,000	McKesson Corp.	2,609,680
		3,335,800
	Life Sciences Tools & Services (2.5%)
48,000	Avantor, Inc.+	1,492,800
4,000	Illumina, Inc.+	737,440
6,000	IQVIA Holdings, Inc.+	1,301,940
		3,532,180
	Pharmaceuticals (1.2%)
16,000	Catalent, Inc.+	1,716,640
	Total Health Care	14,908,550

	Industrials (10.7%)
	Aerospace & Defense (1.0%)
17,000	AeroVironment, Inc.+	1,397,400

	Airlines (0.8%)
32,000	Southwest Airlines Co.+	1,155,840

	Building Products (0.6%)
24,000	Carrier Global Corp.	855,840

	Commercial Services & Supplies (1.6%)
18,000	Republic Services, Inc.	2,355,660

	Electrical Equipment (1.6%)
6,000	Generac Holdings, Inc.+	1,263,480
5,000	Rockwell Automation, Inc.	996,550
		2,260,030

12 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Industrials (continued)
	Machinery (2.1%)
18,000	Evoqua Water Technologies Corp.+	$ 585,180
5,500	Nordson Corp.	1,113,420
16,000	Xylem, Inc.	1,250,880
		2,949,480
	Professional Services (2.1%)
12,000	Jacobs Engineering Group, Inc.	1,525,560
9,000	Verisk Analytics, Inc.	1,557,810
		3,083,370
	Trading Companies & Distributors (0.9%)
12,000	WESCO International, Inc.+	1,285,200
	Total Industrials	15,342,820

	Information Technology (18.6%)
	Communication Equipment (2.0%)
30,000	Arista Networks, Inc.+	2,812,200

	Electronic Equipment, Instruments & Components (1.0%)
4,000	Teledyne Technologies, Inc.+	1,500,440

	Semiconductors & Semiconductor Equipment (4.5%)
51,000	Micron Technology, Inc.	2,819,280
16,000	ON Semiconductor Corp.+	804,960
37,000	PDF Solutions, Inc.+	795,870
30,000	Rambus, Inc.+	644,700
22,000	Wolfspeed, Inc.+	1,395,900
		6,460,710
	Software (11.1%)
12,000	Cadence Design Systems, Inc.+	1,800,360
22,000	CommVault Systems, Inc.+	1,383,800
20,000	Elastic NV+	1,353,400
5,000	HubSpot, Inc.+	1,503,250
4,078	Palo Alto Networks, Inc.+	2,014,287
27,000	Splunk, Inc.+	2,388,420
10,000	Synopsys, Inc.+	3,037,000
17,400	Workday, Inc.+	2,428,692
		15,909,209
	Total Information Technology	26,682,559

13 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Materials (5.0%)
	Chemicals (2.0%)
4,000	Albemarle Corp.	$ 835,920
17,000	Corteva, Inc.	920,380
6,000	International Flavors & Fragrances, Inc.	714,720
7,000	The Mosaic Co.	330,610
		2,801,630
	Construction Materials (0.8%)
4,000	Martin Marietta Materials, Inc.	1,196,960

	Metals & Mining (2.2%)
69,000	Barrick Gold Corp.	1,220,610
17,000	Lithium Americas Corp.+	342,210
24,000	Steel Dynamics, Inc.	1,587,600
		3,150,420
	Total Materials	7,149,010

	Real Estate (6.6%)
	Equity Real Estate Investment (6.1%)
16,000	Simon Property Group, Inc.	1,518,720
32,000	Ventas, Inc.	1,645,760
80,000	VICI Properties, Inc.	2,383,200
95,000	Weyerhaeuser Co.	3,146,400
		8,694,080
	Real Estate Management & Development (0.5%)
50,000	Cushman & Wakefield PLC+	762,000
	Total Real Estate	9,456,080

	Utilities (10.7%)
	Electric Utilities (2.9%)
23,000	Entergy Corp.	2,590,720
34,000	Exelon Corp.	1,540,880
		4,131,600

14 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Utilities (continued)
	Multi-Utilities (7.8%)
46,000	CMS Energy Corp.	$ 3,105,000
37,000	Dominion Energy, Inc.	2,952,970
66,000	NiSource, Inc.	1,946,340
32,000	WEC Energy Group, Inc.	3,220,480
		11,224,790
	Total Utilities	15,356,390
	Total Common Stocks (cost $143,997,080)	140,781,669

Shares	Short-Term Investment (1.6%)
2,229,419	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.32%* (cost $2,229,419)		2,229,419

	Total Investments (cost $146,226,499 - note 4)	99.8%	143,011,088
	Other assets less liabilities	0.2	294,785
	Net Assets	100.0%	$ 143,305,873

+ Non-income producing security.
* The rate is an annualized seven-day yield at period end.

15 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2022 (unaudited)

Portfolio Distribution	Percent of Common Stocks	Portfolio Distribution	Percent of Common Stocks

Aerospace & Defense	1.0%	Health Care Providers & Services	2.4%
Airlines	0.8	Hotels, Restaurants & Leisure	1.1
Automobiles	1.7	Insurance	4.5
Banks	3.8	Interactive Media & Services	1.0
Biotechnology	1.8	Internet & Direct Marketing Retail	1.3
Building Products	0.6	Leisure Products	1.7
Capital Markets	1.2	Life Sciences Tools & Services	2.5
Chemicals	2.0	Machinery	2.1
Commercial Services & Supplies	1.7	Metals & Mining	2.2
Communication Equipment	2.0	Mortgage Real Estate Investment	0.7
Construction Materials	0.9	Multi-Utilities	8.0
Consumer Finance	0.4	Oil, Gas & Consumable Fuels	7.1
Electric Utilities	2.9	Pharmaceuticals	1.2
Electrical Equipment	1.6	Professional Services	2.2
Electronic Equipment, Instruments & Components	1.1	Real Estate Management & Development	0.5
Energy Equipment & Services	0.5	Semiconductors & Semiconductor Equipment	4.6
Entertainment	4.1	Software	11.3
Equity Real Estate Investment	6.2	Specialty Retail	1.4
Food & Staples Retailing	0.9	Trading Companies & Distributors	0.9
Food Products	5.4
Health Care Equipment & Supplies	2.7
			100.0%

See accompanying notes to financial statements.

16 | Aquila Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES JUNE 30, 2022 (unaudited)

	AQUILA HIGH INCOME FUND	AQUILA OPPORTUNITY GROWTH FUND
ASSETS
Investments at value (cost $121,362,345 and $146,226,499 respectively)	$109,220,369	$143,011,088
Receivable for investment securities sold	—	351,599
Receivable for interest and dividends	1,776,255	151,118
Receivable for Fund shares sold	46,876	26,255
Other assets	28,564	15,278
Total assets	111,072,064	143,555,338
LIABILITIES
Payable for Fund shared redeemed	186,250	81,192
Management fees payable	61,028	109,895
Dividends payable	50,136	—
Distribution and service fees payable	232	91
Accrued expenses	22,050	58,287
Total liabilities	319,696	249,465
NET ASSETS	$110,752,368	$143,305,873
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$145,543	$36,677
Additional paid-in capital	126,805,799	118,960,655
Total distributable earnings (losses)	(16,198,974)	24,308,541
	$110,752,368	$143,305,873
CLASS A
Net Assets	$34,311,641	$66,837,856
Capital shares outstanding	4,510,641	1,770,916
Net asset value and redemption price per share	$7.61	$37.74
Maximum offering price per share (100/96 of $7.61 and 100/95.75 of $37.74, respectively, adjusted to the nearest cent)	$7.93	$39.42
CLASS C
Net Assets	$1,703,374	$6,851,376
Capital shares outstanding	223,993	274,698
Net asset value and redemption price per share	$7.60	$24.94
CLASS I
Net Assets	$818,455	$1,441,899
Capital shares outstanding	107,635	35,858
Net asset value, offering and redemption price per share	$7.60	$40.21
CLASS Y
Net Assets	$73,918,898	$68,174,742
Capital shares outstanding	9,712,070	1,586,211
Net asset value, offering and redemption price per share	$7.61	$42.98

See accompanying notes to financial statements.

17 | Aquila Funds Trust

STATEMENTS OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2022 (unaudited)

	AQUILA HIGH INCOME FUND	AQUILA OPPORTUNITY GROWTH FUND
Investment Income
Interest income	$3,241,871	$8,538
Dividend income
(net of foreign tax withheld of $0 and $4,538, respectively)	—	1,296,825
Total investment income	3,241,871	1,305,363

Expenses
Management fees (note 3)	449,609	758,069
Distribution and service fees (note 3)	49,630	167,340
Transfer and shareholder servicing agent fees (note 3)	64,984	92,131
Trustees’ fees and expenses	57,932	73,119
Legal fees	48,041	50,335
Registration fees and dues	42,021	36,309
Fund accounting fees	36,239	31,023
Shareholders’ reports	16,004	20,559
Auditing and tax fees	9,818	13,240
Compliance services (note 3)	4,628	4,630
Insurance	4,465	5,164
Custodian fees	3,793	7,047
Line of credit commitment fee (note 9)	2,630	3,382
Miscellaneous	11,950	23,292
Total expenses	801,744	1,285,640

Net investment income (loss)	2,440,127	19,723

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	(3,082,822)	15,716,335
Change in unrealized appreciation (depreciation) on investments	(13,348,154)	(53,569,567)

Net realized and unrealized gain (loss) on investments	(16,430,976)	(37,853,232)
Net change in net assets resulting from operations	$(13,990,849)	$(37,833,509)

See accompanying notes to financial statements.

18 | Aquila Funds Trust

AQUILA HIGH INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
OPERATIONS
Net investment income	$2,440,127	$6,839,197
Net realized gain (loss) from securities transactions	(3,082,822)	3,314,334
Change in unrealized appreciation (depreciation) on investments	(13,348,154)	(3,351,219)
Change in net assets resulting from operations	(13,990,849)	6,802,312

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(709,884)	(1,766,990)

Class C Shares	(36,748)	(131,003)

Class I Shares	(17,114)	(62,503)

Class Y Shares	(1,980,590)	(6,493,251)

Change in net assets from distributions	(2,744,336)	(8,453,747)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	11,626,207	47,317,497
Reinvested dividends and distributions	2,419,694	7,663,917
Cost of shares redeemed	(49,656,256)	(72,688,289)
Net decrease in net assets from capital share transactions	(35,610,355)	(17,706,875)
Change in net assets	(52,345,540)	(19,358,310)

NET ASSETS:
Beginning of period	163,097,908	182,456,218
End of period	$110,752,368	$163,097,908

See accompanying notes to financial statements.

19 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$19,723	$(1,835,760)
Net realized gain (loss) from securities transactions	15,716,335	76,591,191
Change in unrealized appreciation (depreciation) on investments	(53,569,567)	(29,928,910)
Change in net assets resulting from operations	(37,833,509)	44,826,521

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	—	(22,738,425)

Class C Shares	—	(6,074,184)

Class I Shares	—	(869,508)

Class Y Shares	—	(27,436,530)

Change in net assets from distributions	—	(57,118,647)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	11,461,183	31,885,085
Reinvested dividends and distributions	—	50,680,352
Cost of shares redeemed	(39,612,023)	(90,571,796)
Net decrease in net assets from capital share transactions	(28,150,840)	(8,006,359)
Change in net assets	(65,984,349)	(20,298,485)

NET ASSETS:
Beginning of period	209,290,222	229,588,707
End of period	$143,305,873	$209,290,222

See accompanying notes to financial statements.

20 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2022 (unaudited)

1. Organization

Aquila Funds Trust (the “Trust”), a Massachusetts business trust, is comprised of two series: Aquila High Income Fund and Aquila Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or contingent deferred sales charge (“CDSC”), although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no CDSC and no distribution fee. While each Fund registered Class F Shares effective April 3, 2017, there were no Class F Shares outstanding as of June 30, 2022.

All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to

21 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

Aquila High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

b)	Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2022:

Valuation Inputs	AQUILA HIGH INCOME FUND	AQUILA OPPORTUNITY GROWTH FUND
	Investments in Securities*
Level 1 – Quoted Prices — Common Stocks, Mutual Funds, and Short-Term Investments	$2,617,352	$143,011,088
Level 2 – Other Significant Observable Inputs	106,603,017	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$109,220,369	$143,011,088
* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.
d)	Securities transactions and related investment income: Securities transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized

22 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

e)	Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax position for each of the open tax years (2018-2020) or expected to be taken in the Funds’ 2021 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.
g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2021, Aquila Opportunity Growth Fund increased paid-in capital by $8,853,952 and decreased distributable earnings by $8,853,952. This reclassification had no effect on net assets or net asset value per share.
i)	Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a)	Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. Under each Advisory and Administrative Agreement, the Manager provides all administrative services to the respective Fund. The Manager’s services include providing the offices of the Funds and all related services and all the various support organizations to the Funds such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor.

23 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

For its services to Aquila High Income Fund, the Manager was entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund’s net assets. The Manager had contractually undertaken to waive its fees so that management fees are equivalent to 0.65 of 1% of such net asset value on the net assets of the Fund up to $400,000,000 and 0.60 of 1% of the Fund's net assets above $400,000,000 through April 30, 2023. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 1, 2022, in lieu of the above contractual fee waiver, the Manager has contractually undertaken to waive fees and/or reimburse expenses of Aquila High Income Fund so that total Fund expenses will not exceed 1.20% for Class A shares, 2.00% for Class C shares, 0.93% for Class F Shares, 1.30% for Class I Shares and 1.00% for Class Y Shares. These expense limitations are in effect until June 30, 2023. Prior to June 30, 2023, the arrangement may not be terminated without the approval of the Board of Trustees. If total annual Fund operating expenses of any class in a fiscal year are less than the respective expense caps described above, as well as below the expense cap which was in place at the time of the reimbursed expenses or waived fees, the Manager may recover the difference between the total annual Fund operating expenses of the class and the respective expense cap, up to, but not more than, the amount, if any, by which reimbursed expenses and waived fees over the preceding rolling three year period have not been paid by the Fund to the Manager.

For its services to Aquila Opportunity Growth Fund, the Manager was entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for compliance related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

b)	Distribution and Service Fees:

The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the respective Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

24 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

For the six months ended June 30, 2022, these payments were as follows:

	Annual Distribution Fee Rate on Class A	Distribution Fees on Class A	Amount Retained by Distributor
Aquila High Income Fund	0.20%	$36,894	$1,837
Aquila Opportunity Growth Fund	0.30%	$114,268	$4,591

Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

For the six months ended June 30, 2022, these payments were as follows:

	Qualified Recipients Fees on Class C	Shareholder Services Fee on Class C	Amount Retained by Distributor
Aquila High Income Fund	$9,107	$3,036	$2,999
Aquila Opportunity Growth Fund	$38,720	$12,907	$12,695

Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the respective Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

With respect to Aquila High Income Fund, for the six months ended June 30, 2022, these payments were made at the average annual rate of 0.38% (0.13% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $1,733 of which $593 related to the Plan and $1,140 related to the Shareholder Services Plan.

With respect to Aquila Opportunity Growth Fund, for the six months ended June 30, 2022, these payments were made at the average annual rate of 0.37% (0.12% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $4,455 of which $1,445 related to the Plan and $3,010 related to the Shareholder Services Plan.

Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

25 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various broker-dealers or other financial intermediaries (such as a bank or financial advisor), Fund shares are sold primarily through the facilities of these financial intermediaries with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended June 30, 2022, Aquila High Income Fund's total commissions on sales of Class A Shares amounted to $8,820 of which the Distributor received $1,606. For the six months ended June 30, 2022, Aquila Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $23,799 of which the Distributor received $2,319.

c)	Transfer and shareholder servicing fees:

The Fund compensates certain financial intermediaries in connection with sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the respective Fund and certain shareholders; and (ii) the payments that the respective Fund would make to another entity to perform the same ongoing services to existing shareholders.

4. Purchases and Sales of Securities

Aquila High Income Fund

During the six months ended June 30, 2022, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $8,889,063 and $46,340,680, respectively.

At June 30, 2022, the aggregate tax cost for all securities was $121,925,684. At June 30, 2022, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $0 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $12,705,315 for a net unrealized depreciation of $12,705,315.

Aquila Opportunity Growth Fund

During the six months ended June 30, 2022, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $88,465,512 and $116,740,819, respectively.

At June 30, 2022, the aggregate tax cost for all securities was $146,511,123. At June 30, 2022, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $13,293,934 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $16,793,969 for a net unrealized depreciation of $3,500,035.

26 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

5. Portfolio Orientation

Aquila High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

Aquila Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”.

6. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

Aquila High Income Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	396,539	$3,232,885	312,553	$2,714,903
Reinvested distributions	76,632	622,222	176,049	1,527,337
Cost of shares redeemed	(500,274)	(4,057,656)	(549,336)	(4,767,731)
Net change	(27,103)	(202,549)	(60,734)	(525,491)
Class C Shares
Proceeds from shares sold	20,720	175,438	36,744	319,526
Reinvested distributions	4,185	34,132	14,015	121,618
Cost of shares redeemed	(145,728)	(1,182,927)	(195,417)	(1,697,926)
Net change	(120,823)	(973,357)	(144,658)	(1,256,782)
Class I Shares
Proceeds from shares sold	12,417	104,563	127,300	1,108,364
Reinvested distributions	1,660	13,473	4,704	40,847
Cost of shares redeemed	(13,972)	(112,955)	(167,014)	(1,451,634)
Net change	105	5,081	(35,010)	(302,423)
Class Y Shares
Proceeds from shares sold	990,126	8,113,321	4,962,201	43,174,704
Reinvested distributions	214,470	1,749,867	688,454	5,974,115
Cost of shares redeemed	(5,446,035)	(44,302,718)	(7,458,451)	(64,770,998)
Net change	(4,241,439)	(34,439,530)	(1,807,796)	(15,622,179)
Total transactions in Fund shares	(4,389,260)	$(35,610,355)	(2,048,198)	$(17,706,875)

27 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

Aquila Opportunity Growth Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	119,420	$5,065,135	232,114	$12,556,248
Reinvested distributions	—	—	437,338	20,595,209
Cost of shares redeemed	(186,790)	(7,902,686)	(306,335)	(16,490,844)
Net change	(67,370)	(2,837,551)	363,117	16,660,613
Class C Shares
Proceeds from shares sold	7,594	204,828	30,133	1,182,482
Reinvested distributions	—	—	183,167	5,916,823
Cost of shares redeemed	(192,571)	(5,375,656)	(362,221)	(14,302,789)
Net change	(184,977)	(5,170,828)	(148,921)	(7,203,484)
Class I Shares
Proceeds from shares sold	416	18,874	10,564	625,079
Reinvested distributions	—	—	10,711	535,780
Cost of shares redeemed	(25,477)	(1,109,311)	(20,794)	(1,166,546)
Net change	(25,061)	(1,090,437)	481	(5,687)
Class Y Shares
Proceeds from shares sold	127,028	6,172,346	298,250	17,521,276
Reinvested distributions	—	—	444,090	23,632,540
Cost of shares redeemed	(516,774)	(25,224,370)	(976,952)	(58,611,617)
Net change	(389,746)	(19,052,024)	(234,612)	(17,457,801)
Total transactions in Fund shares	(667,154)	$(28,150,840)	(19,935)	$(8,006,359)

28 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

7. Income Tax Information and Distributions

Aquila High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Opportunity Growth Fund declares distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, or in cash, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

At December 31, 2021, Aquila High Income Fund utilized capital loss carryover of $2,208,509.

The tax character of distributions:

	Aquila High Income Fund		Aquila Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2021	2020	2021	2020
Ordinary Income	$8,453,747	$6,976,763	$2,683,756	$7,221,958
Long term capital gain	—	—	54,434,891	3,003,537
	$8,453,747	$6,976,763	$57,118,647	$10,225,495

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Aquila High Income Fund	Aquila Opportunity Growth Fund
Ordinary Income	$2,321	$1,547,829
Accumulated net realized gain	—	10,759,045
Post October losses	(160,940)	—
Unrealized appreciation (depreciation)	694,830	49,835,176
	$536,211	$62,142,050

For both Funds, the difference between cost and unrealized appreciation for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. As of December 31, 2021, Aquila High Income incurred post-October losses of $160,940 and elected to defer such capital losses. Capital losses incurred after October 31st within the fiscal year are deemed to arise on the first business day of the following year for tax purposes.

29 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

8. Securities Traded on a When-Issued Basis

Aquila High Income Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

9. Credit Facility

Since August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds (comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 24, 2022 (per the August 25, 2021 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,
b)	interest on amounts borrowed for temporary or emergency purposes by the fund (at the applicable per annum rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the One-month Eurodollar Rate plus 1% or (ii) the sum of the higher of (a) the Prime Rate, (b) the Federal Funds Effective Rate, or (c) the One-month Eurodollar Rate plus 1%).

There were no borrowings under the credit agreement during the six months ended June 30, 2022.

10. Risks

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Funds’ securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other factors, or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions.

30 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2022 (unaudited)

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Funds’ investments. Following Russia’s recent invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale and could also result in increased redemptions from fixed income funds.

Investments in the Funds are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The market price of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Fund’s Manager thinks appropriate, and offer greater potential for gain and loss. The Funds may invest in companies that are highly leveraged. Leverage can magnify the impact of adverse economic, political, regulatory and other developments on a company’s operations and market value.

These risks may result in share price volatility.

31 | Aquila Funds Trust

AQUILA HIGH INCOME FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	6/30/22	Year Ended December 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.61	$8.69	$8.39	$8.12	$8.55	$8.49
Income (loss) from investment operations:
Net investment income(1)	0.14	0.30	0.30	0.27	0.32	0.37
Net gain (loss) on securities (both realized and unrealized)	(0.98)	—	0.33	0.31	(0.43)	0.07
Total from investment operations	(0.84)	0.30	0.63	0.58	(0.11)	0.44
Less distributions (note 7):
Dividends from net investment income	(0.16)	(0.34)	(0.33)	(0.31)	(0.32)	(0.37)
Distributions from capital gains	—	(0.04)	––	––	––	(0.01)
Total distributions	(0.16)	(0.38)	(0.33)	(0.31)	(0.32)	(0.38)
Net asset value, end of period	$7.61	$8.61	$8.69	$8.39	$8.12	$8.55
Total return (not reflecting sales charge)	(9.90)%(2)	3.57%	7.74%	7.16%	(1.29)%	5.30%
Ratios/supplemental data
Net assets, end of period (in thousands)	$34,312	$39,082	$39,982	$41,876	$42,640	$48,552
Ratio of expenses to average net assets	1.29%(3)	1.18%	1.21%	1.20%	1.14%	1.12%
Ratio of net investment income to average net assets	3.40%(3)	3.51%	3.60%	3.24%	3.87%	4.37%
Portfolio turnover rate	35%(2)	118%	347%	124%	118%	156%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

32 | Aquila Funds Trust

AQUILA HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	6/30/22	Year Ended December 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.61	$8.70	$8.39	$8.12	$8.55	$8.50
Income (loss) from investment operations:
Net investment income(1)	0.11	0.24	0.23	0.20	0.26	0.31
Net gain (loss) on securities (both realized and unrealized)	(1.00)	(0.01)	0.34	0.31	(0.44)	0.05
Total from investment operations	(0.89)	0.23	0.57	0.51	(0.18)	0.36
Less distributions (note 7):
Dividends from net investment income	(0.12)	(0.28)	(0.26)	(0.24)	(0.25)	(0.30)
Distributions from capital gains	—	(0.04)	––	––	––	(0.01)
Total distributions	(0.12)	(0.32)	(0.26)	(0.24)	(0.25)	(0.31)
Net asset value, end of period	$7.60	$8.61	$8.70	$8.39	$8.12	$8.55
Total return (not reflecting CDSC)	(10.38)%(2)	2.62%	7.00%	6.31%	(2.08)%	4.34%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,703	$2,970	$4,256	$4,833	$7,091	$11,726
Ratio of expenses to average net assets	2.08%(3)	1.98%	2.01%	1.99%	1.94%	1.92%
Ratio of net investment income to average net assets	2.59%(3)	2.72%	2.79%	2.44%	3.08%	3.56%
Portfolio turnover rate	35%(2)	118%	347%	124%	118%	156%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

33 | Aquila Funds Trust

AQUILA HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	6/30/22	Year Ended December 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.61	$8.70	$8.39	$8.12	$8.55	$8.50
Income (loss) from investment operations:
Net investment income(1)	0.13	0.30	0.30	0.26	0.32	0.37
Net gain (loss) on securities (both realized and unrealized)	(0.99)	(0.01)	0.34	0.31	(0.43)	0.05
Total from investment operations	(0.86)	0.29	0.64	0.57	(0.11)	0.42
Less distributions (note 7):
Dividends from net investment income	(0.15)	(0.34)	(0.33)	(0.30)	(0.32)	(0.36)
Distributions from capital gains	—	(0.04)	—	—	––	(0.01)
Total distributions	(0.15)	(0.38)	(0.33)	(0.30)	(0.32)	(0.37)
Net asset value, end of period	$7.60	$8.61	$8.70	$8.39	$8.12	$8.55
Total return	(10.06)%(2)	3.37%	7.79%	7.08%	(1.35)%	5.06%
Ratios/supplemental data
Net assets, end of period (in thousands)	$818	$926	$1,239	$1,174	$1,142	$1,451
Ratio of expenses to average net assets	1.38%(3)	1.25%	1.28%	1.27%	1.21%	1.22%
Ratio of net investment income to average net assets	3.31%(3)	3.42%	3.56%	3.16%	3.80%	4.26%
Portfolio turnover rate	35%(2)	118%	347%	124%	118%	156%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

34 | Aquila Funds Trust

AQUILA HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	6/30/22	Year Ended December 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.61	$8.69	$8.40	$8.13	$8.56	$8.50
Income (loss) from investment operations:
Net investment income(1)	0.15	0.32	0.32	0.29	0.34	0.39
Net gain (loss) on securities (both realized and unrealized)	(0.99)	—	0.32	0.30	(0.43)	0.07
Total from investment operations	(0.84)	0.32	0.64	0.59	(0.09)	0.46
Less distributions (note 7):
Dividends from net investment income	(0.16)	(0.36)	(0.35)	(0.32)	(0.34)	(0.39)
Distributions from capital gains	—	(0.04)	—	—	––	(0.01)
Total distributions	(0.16)	(0.40)	(0.35)	(0.32)	(0.34)	(0.40)
Net asset value, end of period	$7.61	$8.61	$8.69	$8.40	$8.13	$8.56
Total return	(9.81)%(2)	3.77%	7.82%	7.37%	(1.09)%	5.51%
Ratios/supplemental data
Net assets, end of period (in thousands)	$73,919	$120,120	$136,978	$123,094	$109,939	$158,359
Ratio of expenses to average net assets	1.08%(3)	0.98%	1.01%	1.00%	0.94%	0.92%
Ratio of net investment income to average net assets	3.60%(3)	3.71%	3.81%	3.44%	4.08%	4.57%
Portfolio turnover rate	35%(2)	118%	347%	124%	118%	156%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

35 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	6/30/22	Year Ended December 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$46.98	$51.86	$50.62	$40.84	$52.38	$47.39
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)	(0.48)	(0.29)	(0.17)	(0.24)	(0.06)
Net gain (loss) on securities (both realized and unrealized)	(9.23)	10.56	3.94	14.50	(5.27)	7.76
Total from investment operations	(9.24)	10.08	3.65	14.33	(5.51)	7.70
Less distributions (note 7):
Dividends from net investment income	—	—	—	—	––	––
Distributions from capital gains	—	(14.96)	(2.41)	(4.55)	(6.03)	(2.71)
Total distributions	—	(14.96)	(2.41)	(4.55)	(6.03)	(2.71)
Net asset value, end of period	$37.74	$46.98	$51.86	$50.62	$40.84	$52.38
Total return (not reflecting sales charge)	(19.67)%(2)	21.53%	7.39%	35.47%	(11.35)%	16.35%
Ratios/supplemental data
Net assets, end of period (in thousands)	$66,838	$86,364	$76,507	$94,879	$75,438	$105,809
Ratio of expenses to average net assets	1.60%(3)	1.49%	1.54%	1.49%	1.41%	1.38%
Ratio of net investment income (loss) to average net assets	(0.06)%(3)	(0.88)%	(0.63)%	(0.35)%	(0.45)%	(0.12)%
Portfolio turnover rate	68%(2)	99%	69%	88%	123%	70%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

36 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	6/30/22	Year Ended December 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$31.15	$39.10	$39.00	$32.49	$43.26	$39.83
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.12)	(0.65)	(0.47)	(0.41)	(0.50)	(0.34)
Net gain (loss) on securities (both realized and unrealized)	(6.09)	7.66	2.98	11.47	(4.24)	6.48
Total from investment operations	(6.21)	7.01	2.51	11.06	(4.74)	6.14
Less distributions (note 7):
Dividends from net investment income	—	—	—	—	––	––
Distributions from capital gains	—	(14.96)	(2.41)	(4.55)	(6.03)	(2.71)
Total distributions	—	(14.96)	(2.41)	(4.55)	(6.03)	(2.71)
Net asset value, end of period	$24.94	$31.15	$39.10	$39.00	$32.49	$43.26
Total return (not reflecting CDSC)	(19.94)%(2)	20.64%	6.67%	34.51%	(11.96)%	15.53%
Ratios/supplemental data
Net assets, end of period (in thousands)	$6,851	$14,321	$23,795	$36,697	$40,453	$73,163
Ratio of expenses to average net assets	2.29%(3)	2.19%	2.24%	2.20%	2.11%	2.08%
Ratio of net investment income (loss) to average net assets	(0.86)%(3)	(1.61)%	(1.34)%	(1.05)%	(1.17)%	(0.81)%
Portfolio turnover rate	68%(2)	99%	69%	88%	123%	70%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

37 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	6/30/22	Year Ended December 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$50.04	$54.36	$52.90	$42.49	$54.23	$48.93
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.02)	(0.48)	(0.27)	(0.14)	(0.27)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	(9.81)	11.12	4.14	15.10	(5.44)	8.02
Total from investment operations	(9.83)	10.64	3.87	14.96	(5.71)	8.00
Less distributions (note 7):
Dividends from net investment income	—	—	—	—	––	––
Distributions from capital gains	—	(14.96)	(2.41)	(4.55)	(6.03)	(2.71)
Total distributions	—	(14.96)	(2.41)	(4.55)	(6.03)	(2.71)
Paid-in capital from redemption fees	—	—	—	—	––	0.01
Net asset value, end of period	$40.21	$50.04	$54.36	$52.90	$42.49	$54.23
Total return	(19.64)%(2)	21.56%	7.49%	35.57%	(11.33)%	16.46%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,442	$3,049	$3,285	$4,292	$6,687	$40,900
Ratio of expenses to average net assets	1.55%(3)	1.44%	1.47%	1.43%	1.35%	1.31%
Ratio of net investment income (loss) to average net assets	(0.08)%(3)	(0.84)%	(0.55)%	(0.27)%	(0.49)%	(0.04)%
Portfolio turnover rate	68%(2)	99%	69%	88%	123%	70%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

38 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	6/30/22	Year Ended December 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$53.42	$57.00	$55.24	$44.11	$55.91	$50.27
Income (loss) from investment operations:
Net investment income (loss)(1)	0.05	(0.37)	(0.17)	(0.02)	(0.10)	0.10
Net gain (loss) on securities (both realized and unrealized)	(10.49)	11.75	4.34	15.70	(5.67)	8.25
Total from investment operations	(10.44)	11.38	4.17	15.68	(5.77)	8.35
Less distributions (note 7):
Dividends from net investment income	—	—	—	—	––	––
Distributions from capital gains	—	(14.96)	(2.41)	(4.55)	(6.03)	(2.71)
Total distributions	—	(14.96)	(2.41)	(4.55)	(6.03)	(2.71)
Net asset value, end of period	$42.98	$53.42	$57.00	$55.24	$44.11	$55.91
Total return	(19.54)%(2)	21.88%	7.71%	35.90%	(11.09)%	16.71%
Ratios/supplemental data
Net assets, end of period (in thousands)	$68,175	$105,557	$126,001	$179,349	$176,998	$381,286
Ratio of expenses to average net assets	1.29%(3)	1.19%	1.23%	1.20%	1.11%	1.08%
Ratio of net investment income (loss) to average net assets	0.21%(3)	(0.60)%	(0.33)%	(0.05)%	(0.18)%	0.18%
Portfolio turnover rate	68%(2)	99%	69%	88%	123%	70%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

39 | Aquila Funds Trust

Additional Information (unaudited):

Statement Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end management investment companies to adopt and implement written liquidity risk management programs that are reasonably designed to assess and manage liquidity risk. Liquidity risk is defined in the rule as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. In accordance with Rule 22e-4, Aquila Funds Trust (“AFT”) has adopted a Liquidity Risk Management (“LRM”) program (the “program”). AFT’s Board of Trustees (the “Board”) has designated an LRM Committee consisting of employees of Aquila Investment Management LLC as the administrator of the program (the “Committee”).

The Board met on June 17, 2022 to review the program. At the meeting, the Committee provided the Board with a report that addressed the operation of the program and assessed its adequacy and effectiveness of implementation, and any material changes to the program (the “Report”). The Report covered the period from May 1, 2021 through April 30, 2022 (the “Reporting Period”).

During the Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure taking into account less liquid and illiquid assets.

The Committee reviewed each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In classifying and reviewing each Fund’s investments, the Committee considered whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity. The Committee considered the following information when determining the sizes in which each Fund would reasonably anticipate trading: historical net redemption activity, the Fund’s concentration in an issuer, shareholder concentration, Fund performance, Fund size, and distribution channels.

The Committee considered each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending arrangements.

The Committee also performed an analysis to determine whether a Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”), and determined that the requirement to maintain an HLIM was inapplicable to the Funds because each Fund primarily holds highly liquid investments.

There were no material changes to the program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that the program is reasonably designed and operated effectively throughout the Review Period.

40 | Aquila Funds Trust

AQUILA HIGH INCOME FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/22	Ending(1) Account Value 6/30/22	Expenses(2) Paid During Period 1/01/22 – 6/30/22	Ending Account Value 6/30/22	Expenses(2) Paid During Period 1/01/22 – 6/30/22	Net Annualized Expense Ratio
A	$1,000	$901.00	$ 6.08	$1,018.40	$ 6.46	1.29%
C	$1,000	$896.20	$ 9.78	$1,014.48	$10.39	2.08%
I	$1,000	$899.40	$ 6.50	$1,017.95	$ 6.90	1.38%
Y	$1,000	$901.90	$ 5.09	$1,019.44	$ 5.41	1.08%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

41 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/22	Ending(1) Account Value 6/30/22	Expenses(2) Paid During Period 1/01/22 – 6/30/22	Ending Account Value 6/30/22	Expenses(2) Paid During Period 1/01/22 – 6/30/22	Net Annualized Expense Ratio
A	$1,000	$803.30	$ 7.15	$1,016.86	$ 8.00	1.60%
C	$1,000	$800.60	$10.22	$1,013.44	$11.43	2.29%
I	$1,000	$803.60	$ 6.93	$1,017.11	$ 7.75	1.55%
Y	$1,000	$804.60	$ 5.77	$1,018.40	$ 6.46	1.29%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

42 | Aquila Funds Trust

Information Available (unaudited)

Annual and Semi-Annual Reports and Complete Portfolio Holding Schedules

Your Fund’s Annual and Semi-Annual Reports are filed with the SEC twice a year. Each Report contains a complete Schedule of Portfolio Holdings, along with full financial statements and other important financial statement disclosures. Additionally, your Fund files a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Reports on Form N-PORT. Your Fund’s Annual and Semi-Annual Reports and N-PORT reports are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

In addition, your Fund’s Annual and Semi-Annual Reports and complete Portfolio Holdings Schedules for each fiscal quarter end are also available, free of charge, on your Fund’s website, www.aquilafunds.com (under the prospectuses & reports tab) or by calling us at 1-800-437-1000.

Portfolio Holdings Reports

In accordance with your Fund’s Portfolio Holdings Disclosure Policy, the Manager also prepares a Portfolio Holdings Report as of each quarter end, which is typically posted to your Fund’s individual page at www.aquilafunds.com by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next Portfolio Holdings Report is made publicly available by being posted to www.aquilafunds.com. The quarterly Portfolio Holdings Report may be accessed, free of charge, by visiting www.aquilafunds.com or calling us at 1-800-437-1000.

Proxy Voting Record (unaudited)

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30, 2022 is available upon request, without charge, at www.aquilafunds.com or on the SEC's website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the calendar year ended December 31, 2021, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

	Ordinary Income	Long-Term Capital Gains
Aquila High Income Fund	100%	—
Aquila Opportunity Growth Fund	5%	95%

Prior to February 15, 2022, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2021 calendar year.

43 | Aquila Funds Trust

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees

Glenn P. O’Flaherty, Chair

Diana P. Herrmann, Vice Chair

John M. Burlingame

Gary C. Cornia

Grady Gammage, Jr.

Patricia L. Moss

Officers

Diana P. Herrmann, President

Paul G. O’Brien, Senior Vice President

Pedro V. Marcal, Vice President

John P. McPeake, Vice President

David M. Schiffman, Vice President

Steve Yang, Assistant Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Anita Albano, Secretary

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

AQL-AFTSAR-0822

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.   INVESTMENTS

(a)                 Schedule I – Included in Item 1 above

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.   CONTROLS AND PROCEDURES

(a)	Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that the information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant has carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	Change in Internal Controls. There have been no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.   EXHIBITS

(a)(2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

August 31, 2022

By:  /s/ Joseph P. DiMaggio

Chief Financial Officer and Treasurer

August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

August 31, 2022

By:  /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

August 31, 2022